Document and Entity Information	Dec. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001674101
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	VERTIV HOLDINGS CO
Entity Incorporation State Country Code	DE
Entity File Number	001-38518
Entity Tax Identification Number	81-2376902
Entity Address, Address Line One	505 N. Cleveland Ave.
Entity Address, City or Town	Westerville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43082
City Area Code	614
Local Phone Number	888-0246
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	VRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false